UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       June 30, 2006

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    ASA (Bermuda) Limited
Address: 11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J.A. Irwin
Title:   Chairman, President & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin          Buffalo, NY 14209-2256           August 4, 2006
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $174,100
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                              FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                      TITLE                      VALUE     SHARES/   SH/   PUT/   INVESTMENT    OTHER     --------------------------
NAME OF ISSUER        OF CLASS         CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
--------------        --------       ---------  --------  ---------  ---   ----   ----------  ---------     ----    ------   ----
Barrick Gold          Common Stock   067901108  21,608    730,000    SH            Sole                   730,000
  Corporation

Compania de Minas     Sponsored ADR  204448104  24,552    900,000    SH            Sole                   900,000
  Buenaventura

Goldcorp Inc.         Common Stock   380956409  27,198    900,000    SH            Sole                   900,000

Harmony Gold          Sponsored ADR  413216300  35,291    2,166,400  SH            Sole                 2,166,400
  Mining Company
  Limited

Meridian Gold         Common Stock   589975101  19,008    600,000    SH            Sole                   600,000
  Inc.

Newmont Mining        Common Stock   651639106  27,543    520,368    SH            Sole                   520,368
  Corporation

Randgold              ADRs           752344309  18,900    900,000    SH            Sole                   900,000
  Resources
  Limited

